                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          James R. Heavner Jr., Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 843-8715

Date of fiscal year end: July 31st

Date of reporting period: August 1, 2004 - January 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                JANUARY 31, 2005


The Hartford
Income Shares Fund, Inc.
                      -------------------------
                      Semi-Annual Report




                                                                 [Hartford Logo]

THE HARTFORD INCOME SHARES FUND, INC. SEMIANNUAL REPORT
 CONTENTS
 MANAGER DISCUSSION                                                           1
 SCHEDULE OF INVESTMENTS                                                      2
 STATEMENT OF ASSETS AND
  LIABILITIES                                                                 6
 STATEMENT OF OPERATIONS                                                      6
 STATEMENTS OF CHANGES IN NET
  ASSETS                                                                      7
 NOTES TO FINANCIAL STATEMENTS                                                8
 DIRECTORS AND OFFICERS                                                      11
 SHAREHOLDER MEETING RESULTS                                                 13

- TOLL-FREE PERSONAL ASSISTANCE



  -Customer Service



  -(888) 843-7824



  - 7:00 a.m. to 6:00 p.m. CT,
   Monday thru Thursday
   8:15 a.m. to 5:00 p.m. CT, Friday

- TOLL-FREE INFORMATION LINE



  - For daily account balances, transaction activity or net asset value information

  -(888) 843-7824 x14344

  -24 hours a day

HOW TO USE THIS REPORT
For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in The Hartford Income Shares Fund, Inc. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

 HIGHLIGHTS

                                                           THE HARTFORD
                                                        INCOME SHARES FUND,
                                                               INC.
                                                        -------------------
  JANUARY 31, 2005
  TOTAL NET ASSETS (000'S OMITTED)...................        $108,726
  MARKET PRICE PER SHARE.............................        $   7.65
  SHARES OUTSTANDING (000'S OMITTED).................          12,988
  FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005:
  NET ASSET VALUE PER SHARE:
    Beginning of period..............................        $   7.93
    End of period....................................        $   8.37
  DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Total dividends paid (000's Omitted).............        $  3,589
    Dividends per share..............................        $   0.28

 MONTHLY DIVIDENDS PAID

  DATE                                                            AMOUNT
  ----                                                         ------------
  August 2004...............................................   0.046 Income
  September 2004............................................   0.046 Income
  October 2004..............................................   0.046 Income
  November 2004.............................................   0.046 Income
  December 2004.............................................   0.046 Income
  January 2005..............................................   0.046 Income

THE HARTFORD INCOME SHARES FUND, INC.
(Subadvised by Hartford Investment Management Company)

Portfolio Manager
Mark Nyland

PORTFOLIO COMPOSITION BY SECTOR AS
OF 1/31/2005

(PORTFOLIO COMPOSITION PIE CHART)

                        CORPORATE BONDS -                                                                 ASSET BACKED AND
CORPORATE BONDS -        NON-INVESTMENT              CASH              U.S. GOVERNMENT                       COMMERCIAL
INVESTMENT GRADE             GRADE         EQUIVALENTS/RECEIVABLES       AGENCIES          COMMON STOCK       MORTGAGE
----------------------  -----------------   -----------------------    ---------------      ------------  ----------------
69.7%                         26.40%                  1.90%                 0.70%               0.60%           0.70%


TOP 10 HOLDINGS AS OF 1/31/2005

                                                                      Percent of
Bonds                                                                 Net Assets
--------------------------------------------------------------------------------
 1. Ford Motor Co. (7.45%) 2031                                             3.7%
 2. Farmers Exchange Capital (7.20%) 2048                                   2.9%
 3. General Motors Acceptance Corp.
    (8.00%) 2031                                                            2.5%
 4. Time Warner Entertainment Co. L.P.
    (8.375%) 2033                                                           2.2%
 5. AT&T Corp. (9.75%) 2031                                                 2.1%
 6. AT&T Wireless Services, Inc.
    (8.75%) 2031                                                            1.9%
 7. Union Carbide Corp. (7.75%) 2096                                        1.9%
 8. News America Holdings, Inc.
    (8.875%) 2023                                                           1.8%
 9. Tele-Communications, Inc.
    (9.80%) 2012                                                            1.8%
10. Sprint Capital Corp. (6.875%) 2028                                      1.5%

HOW DID THE FUND PERFORM?

For the six-month period ended January 31, 2005, The Hartford Income Shares Fund, Inc. produced a net return of 9.32% at net asset value and 8.15% at market versus the return of 3.81% for the Lehman Brothers Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?


The most significant contribution to performance was the fund's overweight to investment grade and high yield corporate debt. The fund's high yield allocation has been at its maximum limit throughout the period. As measured by the Lehman Brothers Broad High Yield Index, the high yield market generated slightly over 8.00% of total return in the six months, easily outpacing the Lehman Brothers Aggregate's total return of 3.81% during the same period. The performance generated by investment grade corporates, while lower than high yield, was nevertheless solid. The Lehman Brothers Credit Index turned in a total return of 5.06% for the period.
The healthy relative performance in credit reflects, in part, the stable fundamental tone we continue to experience. Profitability measures and cash flow generally remain at levels that enable most corporations to internally finance their cash needs, thereby enhancing credit-worthiness. To the extent companies have engaged in merger activity, and/or introduced share repurchase programs and dividend increases, these initiatives have generally been funded in a prudent manner. Apart from a continued tightening of yield spreads, this improvement in fundamentals is evidenced by the fact that Moody's trailing twelve month speculative default rate is down to 2.3% (well below the historical average of 4.9%) and Moody's Downgrade/Upgrade ratio fell to 0.7/1 in 2004 from 2.4/1 in the previous year. In addition to the favorable fundamental backdrop, the technical condition of the credit markets has rarely been better. The high level of sustained demand on the part of foreign investors for U.S. corporate debt has come at a period during which intermediate and long-term investment grade issuance of debt has been trailing off (as the aforementioned fundamental strength has reduced reliance on borrowed funds).
Another important consideration in the fund's relative performance is the fact that its duration is longer than its benchmark (by over 2.5 years). Given the fund's yield focus, many of our holdings are positioned to earn the incremental yield provided by the positive slope in the Treasury curve and the corporate credit curve. Despite the tightening bias of the Federal Reserve, the long end of the Treasury curve has performed relatively well.


WHAT IS YOUR OUTLOOK?

At current pricing levels, it is hard to argue that there is much room for price appreciation in either the high grade or high yield corporate markets, and there are few attractive alternatives from either a yield or potential total return perspective. The high yield market does have more potential for positive "event risk", either in the form of a takeover by a larger firm, as we saw with the recent announcement of SBC's acquisition of AT&T, or an upgrade from continuing improvement in operating trends. There were 43 "rising stars" last year, the highest level since 1997. Apart from these considerations, the expectation is that the bulk of positive excess returns to be realized over the coming year will largely come from the incremental income provided by the spread we are earning over comparable Treasuries. Apart from the usual litany of macro concerns that could adversely affect the fund, among our chief concerns specific to credit risk is the rising percentage of debt that is rated at the low "B" and "Caa" levels. As this recent vintage of debt origination begins to season over the next few years, it is likely that we will see default rates trending upward from their current low level. While we don't expect this will begin to occur until 2006, we will be watchful at all times. In addition, we are constantly monitoring the potential for equity-oriented activities such as dividend increases, share repurchase programs and leveraged buy-outs, to begin to erode corporate credit quality. As always, we continue to look for diversification opportunities away from corporate credit risk in the context of the yield requirements of the portfolio and anticipate looking toward asset-backed securities and Treasury Inflation Protected Securities, where we have occasionally found value.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2005 (Unaudited)
(000's Omitted)

ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES - 0.7%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                     ValueU
---------                                                                  --------
            FINANCE - 0.7%
 $  347     AQ Finance CEB Trust, 6.93%, 8-25-2033  WM..................   $    344
    500     NWA Trust, 13.875%, 6-21-2008...............................        450
                                                                           --------
            TOTAL ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES (COST
            $841).......................................................   $    794
                                                                           ========

CORPORATE BONDS: INVESTMENT GRADE - 69.7%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                     ValueU
---------                                                                  --------
            BASIC MATERIALS - 5.1%
 $  500     Newmont Mining Corp., 8.625%, 5-15-2011.....................   $    606
    300     Olin Corp., 9.125%, 12-15-2011..............................        373
    685     Phelps Dodge Corp., 8.75%, 6-1-2011.........................        840
    250     Phelps Dodge Corp., 9.50%, 6-1-2031.........................        375
  2,000     Union Carbide Corp., 7.75%, 10-1-2096.......................      2,020
  1,000     Westvaco Corp., 8.20%, 1-15-2030............................      1,306
                                                                           --------
                                                                              5,520
                                                                           --------
            CAPITAL GOODS - 1.5%
    170     Briggs & Stratton Corp., 8.875%, 3-15-2011..................        203
  1,250     Tyco International Group S.A., 7.00%, 6-15-2028.............      1,469
                                                                           --------
                                                                              1,672
                                                                           --------
            CONSUMER CYCLICAL - 10.5%
  1,000     Albertson's, Inc., 8.70%, 5-1-2030..........................      1,341
  1,000     Federated Department Stores, Inc., 8.50%, 6-1-2010..........      1,192
  4,000     Ford Motor Co., 7.45%, 7-16-2031............................      3,991
  1,000     Ford Motor Co., 7.70%, 5-15-2097............................        955
  1,000     General Motors Corp., 8.25%, 7-15-2023......................      1,008
  1,000     General Motors Corp., 8.375%, 7-15-2033.....................      1,007
    500     May Department Stores Co., 8.50%, 6-1-2019..................        623
  1,000     TRW, Inc., 7.75%, 6-1-2029..................................      1,294
                                                                           --------
                                                                             11,411
                                                                           --------
            ENERGY - 6.9%
    850     Burlington Resources, Inc., 9.125%, 10-1-2021...............      1,176
  1,500     Columbia Energy Group, 7.62%, 11-28-2025....................      1,589
  1,000     ConocoPhillips Holding Co., 6.95%, 4-15-2029................      1,228
    750     Halliburton Co., 5.625%, 12-1-2008..........................        789
  1,000     Occidental Petroleum Corp., 8.45%, 2-15-2029................      1,387
  1,000     Valero Energy Corp., 8.75%, 6-15-2030.......................      1,376
                                                                           --------
                                                                              7,545
                                                                           --------
            FINANCE - 15.5%
    525     Bombardier, Inc., 6.75%, 5-1-2012 M.........................        473
  1,250     Bombardier, Inc., 7.45%, 5-1-2034 M.........................      1,044
    500     Capital One Bank, 8.25%, 6-15-2005..........................        509
  1,000     CNA Financial Corp., 7.25%, 11-15-2023......................      1,101
  1,000     EOP Operating L.P., 7.50%, 4-19-2029........................      1,194
  1,000     ERAC USA Finance Co., 8.00%, 1-15-2011 M....................      1,175
  3,000     Farmers Exchange Capital, 7.20%, 7-15-2048 M................      3,184
  2,650     General Motors Acceptance Corp., 8.00%, 11-1-2031...........      2,682
    500     Household Finance Corp., 7.00%, 5-15-2012...................        572
    250     Liberty Mutual Group, 7.00%, 3-15-2034 M....................        258
  1,000     Mony Group, Inc., 8.35%, 3-15-2010..........................      1,172
  1,000     ReliaStar Financial Corp., 8.00%, 10-30-2006................      1,074
  1,000     Spieker Properties, Inc., 7.50%, 10-1-2027..................      1,162
  1,000     Travelers Property Casualty Corp., 7.75%, 4-15-2026.........      1,222
                                                                           --------
                                                                             16,822
                                                                           --------
            SERVICES - 10.6%
  1,000     Belo Corp., 7.25%, 9-15-2027................................      1,171
    750     Clear Channel Communications, Inc., 7.65%, 9-15-2010........        848
  1,000     Comcast Cable Communications, Inc., 8.50%, 5-1-2027.........      1,351
  1,000     Cox Enterprises, Inc., 8.00%, 2-15-2007 M...................      1,067
    750     Electronic Data Systems Corp., 7.45%, 10-15-2029............        828
  1,000     FedEx Corp., 7.84%, 1-30-2018...............................      1,193
  1,000     Hearst-Argyle Television, Inc., 7.00%, 1-15-2018............      1,130
    750     Hilton Hotels Corp., 8.25%, 2-15-2011.......................        884
  1,500     News America Holdings, Inc., 8.875%, 4-26-2023..............      1,992
    500     USA Networks, Inc., 6.75%, 11-15-2005.......................        512
    500     USA Waste Management, Inc., 7.125%, 12-15-2017..............        582
                                                                           --------
                                                                             11,558
                                                                           --------

2
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2005 (Unaudited)
(000's Omitted)

CORPORATE BONDS: INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                     Value+
---------                                                                  --------
            TECHNOLOGY - 13.0%
 $1,500     AT&T Wireless Services, Inc., 8.75%, 3-1-2031...............   $  2,063
  1,130     Computer Associates International, Inc., 6.375%,
            4-15-2005...................................................      1,137
  1,500     Cox Communications, Inc., 6.80%, 8-1-2028...................      1,609
  1,000     Raytheon Co., 7.20%, 8-15-2027..............................      1,217
    500     Rogers Cable, Inc., 8.75%, 5-1-2032.........................        570
    250     Sprint Capital Corp., 6.00%, 1-15-2007......................        260
  1,500     Sprint Capital Corp., 6.875%, 11-15-2028....................      1,677
  1,500     Tele-Communications, Inc., 9.80%, 2-1-2012..................      1,943
    400     TELUS Corp., 8.00%, 6-1-2011................................        473
    700     Time Warner Companies, Inc., 6.625%, 5-15-2029..............        770
  1,800     Time Warner Entertainment Co. L.P., 8.375%, 7-15-2033.......      2,383
                                                                           --------
                                                                             14,102
                                                                           --------
            TRANSPORTATION - 2.5%
  1,000     Continental Airlines, Inc., 7.92%, 5-1-2010.................      1,008
    500     Delta Air Lines, Inc., 7.57%, 5-18-2012.....................        477
  1,000     Norfolk Southern Corp., 8.625%, 5-15-2010...................      1,198
                                                                           --------
                                                                              2,683
                                                                           --------
            UTILITIES - 4.1%
  1,000     American Electric Power Co., Inc., 6.125%, 5-15-2006........      1,032
  1,000     CMS Panhandle Holding Co., 7.00%, 7-15-2029.................      1,129
    750     FirstEnergy Corp., 6.45%, 11-15-2011........................        814
  1,400     TXU Corp., 6.375%, 6-15-2006................................      1,447
                                                                           --------
                                                                              4,422
                                                                           --------
            TOTAL CORPORATE BONDS: INVESTMENT GRADE (COST $62,642)......   $ 75,735
                                                                           ========

CORPORATE BONDS: NON-INVESTMENT GRADE - 26.4%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                     Value+
---------                                                                  --------
            BASIC MATERIALS - 2.9%
 $1,000     Abitibi-Consolidated, Inc., 8.85%, 8-1-2030.................   $  1,005
    750     Equistar Chemicals L.P., 10.125%, 9-1-2008..................        855
    500     Hercules, Inc., 11.125%, 11-15-2007.........................        588
    235     Nova Chemicals Corp., 7.00%, 5-15-2006......................        244
    250     Stone Container Corp., 9.75%, 2-1-2011......................        273
    163     United States Steel LLC, 10.75%, 8-1-2008...................        193
                                                                           --------
                                                                              3,158
                                                                           --------
            CAPITAL GOODS - 0.2%
    200     Jorgensen (Earle M.) Co., 9.75%, 6-1-2012...................        224
                                                                           --------
            CONSUMER CYCLICAL - 1.9%
    500     Delhaize America, Inc., 9.00%, 4-15-2031....................        663
    120     Dillard's, Inc., 6.625%, 1-15-2018..........................        119
     85     Dillard's, Inc., 7.13%, 8-1-2018............................         86
    225     Navistar International Corp., 9.375%, 6-1-2006..............        239
  1,000     Toys R US, Inc., 7.375%, 10-15-2018.........................        961
                                                                           --------
                                                                              2,068
                                                                           --------
            ENERGY - 1.5%
    500     Williams Companies, Inc., 7.125%, 9-1-2011..................        544
  1,000     Williams Companies, Inc., 7.625%, 7-15-2019.................      1,110
                                                                           --------
                                                                              1,654
                                                                           --------
            FINANCE - 0.8%
    100     IPC Acquisition Corp., 11.50%, 12-15-2009...................        111
    750     Qwest Capital Funding, Inc., 6.50%, 11-15-2018..............        608
    115     Western Financial Bank, 9.625%, 5-15-2012...................        131
                                                                           --------
                                                                                850
                                                                           --------
            HEALTH CARE - 1.5%
    540     Select Medical Corp., 9.50%, 6-15-2009......................        576
    925     Tenet Healthcare Corp., 5.00%, 7-1-2007.....................        941
    150     United Surgical Partners International, Inc., 10.00%,
            12-15-2011..................................................        168
                                                                           --------
                                                                              1,685
                                                                           --------
            SERVICES - 4.8%
    250     Mandalay Resort Group, 7.625%, 7-15-2013....................        273
  1,000     MGM Mirage, Inc., 8.50%, 9-15-2010..........................      1,133
  1,250     Park Place Entertainment Corp., 8.50%, 11-15-2006...........      1,344
    750     Service Corp. International, 6.50%, 3-15-2008...............        770
    650     Six Flags, Inc., 9.50%, 2-1-2009............................        679
    750     Starwood Hotels & Resorts Worldwide, Inc., 7.375%,
            5-1-2007....................................................        798
    150     Stewart Enterprises, Inc., 10.75%, 7-1-2008.................        162
                                                                           --------
                                                                              5,159
                                                                           --------

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2005 (Unaudited)
(000's Omitted)

CORPORATE BONDS: NON-INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                     Value+
---------                                                                  --------
            TECHNOLOGY - 9.0%
 $1,750     AT&T Corp., 9.75%, 11-15-2031...............................   $  2,229
    675     Charter Communications Holdings LLC, 10.00%, 5-15-2011......        538
    260     Charter Communications Holdings LLC, 8.25%, 4-1-2007........        242
    500     Citizens Communications Co., 9.00%, 8-15-2031...............        569
    750     Dobson Communications Corp., 10.875%, 7-1-2010..............        619
    375     Hyperion Telecommunications, 12.25%, 9-1-2004 -- X I V......        247
    250     Level 3 Communications, Inc., 11.00%, 3-15-2008.............        215
    595     Level 3 Communications, Inc., 11.25%, 3-15-2010.............        480
    145     Level 3 Communications, Inc., 9.125%, 5-1-2008..............        115
  1,500     Lucent Technologies, Inc., 6.45%, 3-15-2029.................      1,339
     99     MCI, Inc., 6.91%, 5-1-2007..................................        101
     99     MCI, Inc., 7.69%, 5-1-2009..................................        103
     85     MCI, Inc., 8.735%, 5-1-2014.................................         93
    650     Nortel Networks Corp., 6.875%, 9-1-2023.....................        614
    650     Nortel Networks Ltd., 6.125%, 2-15-2006.....................        659
    100     PanAmSat Corp., 6.875%, 1-15-2028...........................         93
    100     Qwest Corp., 6.875%, 9-15-2033..............................         90
    270     Rogers Cable, Inc., 6.25%, 6-15-2013........................        269
  1,000     Rogers Cantel, Inc., 9.75%, 6-1-2016........................      1,200
                                                                           --------
                                                                              9,815
                                                                           --------
            TRANSPORTATION - 0.9%
    170     CP Ships Ltd., 10.375%, 7-15-2012...........................        197
  1,200     Delta Air Lines, Inc., 10.50%, 4-30-2016 V..................        773
                                                                           --------
                                                                                970
                                                                           --------
            UTILITIES - 2.9%
    115     Calpine Corp., 7.875%, 4-1-2008.............................         85
    310     Calpine Corp., 8.50%, 2-15-2011.............................        214
  1,000     El Paso Corp., 8.05%, 10-15-2030............................        985
    720     Sierra Pacific Power Co., 8.00%, 6-1-2008...................        783
  1,000     TECO Energy, Inc., 7.20%, 5-1-2011..........................      1,086
                                                                           --------
                                                                              3,153
                                                                           --------
            TOTAL CORPORATE BONDS: NON-INVESTMENT GRADE (COST
            $26,363)....................................................   $ 28,736
                                                                           ========

U.S. GOVERNMENT AGENCIES - 0.7%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                     Value+
---------                                                                  --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
 $   42     10.50% 2017.................................................   $     47
     24     11.25% 2010.................................................         27
     16     11.50% 2015.................................................         18
     34     11.75% 2010.................................................         37
     22     9.00% 2022..................................................         24
                                                                           --------
                                                                                153
                                                                           --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.3%
     80     10.50% 2017-2020............................................         90
     83     11.00% 2011-2018............................................         91
     16     12.00% 2014.................................................         18
     27     12.50% 2015.................................................         30
    124     8.00% 2024-2025.............................................        135
                                                                           --------
                                                                                364
                                                                           --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.2%
    120     9.00% 2021..................................................        135
     79     9.50% 2020..................................................         89
                                                                           --------
                                                                                224
                                                                           --------
            TOTAL U.S. GOVERNMENT AGENCIES (COST $686)..................   $    741
                                                                           ========

4
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2005 (Unaudited)
(000's Omitted)

COMMON STOCK - 0.6%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                     ValueU
---------                                                                  --------
            CONSUMER CYCLICAL - 0.0%
 $    1     Hosiery Corp. of America, Inc. Class +VI....................   $     @@
                                                                           --------
            TECHNOLOGY - 0.6%
      2     Global Crossing Ltd. +......................................         36
     13     MCI, Inc. ..................................................        249
      7     McLeod USA, Inc. (Warrants).................................          1
      1     Minorplanet Systems USA, Inc. (Warrants) +VI................         @@
      5     NTL, INC. +.................................................        342
                                                                           --------
                                                                                628
                                                                           --------
            TOTAL COMMON STOCK (COST $387)..............................   $    628
                                                                           --------
            TOTAL INVESTMENTS IN SECURITIES (COST $90,919) O ...........   $106,634
                                                                           ========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
Market value of investments in foreign securities represents 6.24% of total net asset at January 31, 2005.

+ Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
X Debt security in default due to bankruptcy. This security matured while in bankruptcy. The fund is expected to receive common stock in exchange of the defaulted bonds.
O At January 31, 2005, the cost of securities for federal income tax purposes is $90,977 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.....................................  $17,036
   Unrealized depreciation.....................................   (1,379)
                                                                 -------
   Net unrealized appreciation.................................  $15,657
                                                                 -------

U See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

PERIOD ACQUIRED   SHARES/PAR   SECURITY                                                       COST BASIS
---------------   ----------   --------                                                       ----------
     1996           1,200      Delta Air Lines, Inc. due 2016..............................     $1,405
     1994               1      Hosiery Corp. of America, Inc. Class A -- 144A..............          8
     2000             375      Hyperion Telecommunications due 2004........................        215
     1998               1      Minorplanet Systems USA, Inc. (Warrants) -- 144A............          5

   The aggregate value of these securities at January 31, 2005 was $1,020, which represents 0.94% of total net assets.
M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $7,545, which represents 6.94% of total net assets.
I Security valued in good faith at fair value by, or under the direction of, the fund's Board of Directors. The aggregate value of these securities at January 31, 2005, was $247, which represents 0.23% of total net assets.
W Variable rate securities; the yield reported is the rate in effect at January 31, 2005.
@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Assets and Liabilities
January 31, 2005
(000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the accompanying schedule, at market (cost $90,919) (Note 2).............  $106,634
  Cash on deposit with custodian............................       863
  Receivables:
    Investment securities sold..............................         2
    Interest and dividends..................................     1,875
    Other receivables.......................................         4
  Other assets..............................................        13
                                                              --------
TOTAL ASSETS................................................   109,391
                                                              --------
LIABILITIES
  Dividend payable ($0.046 per share).......................       597
  Payable for investment advisory and management fees (Note
    3)......................................................        11
  Accounts Payable and accrued expenses.....................        57
                                                              --------
TOTAL LIABILITIES...........................................       665
                                                              --------
NET ASSETS..................................................  $108,726
                                                              ========
COMPOSITION OF NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 15,000 shares; 12,988 shares
    outstanding.............................................   118,038
  Unrealized appreciation of investments....................    15,715
  Excess distributions over net investment income...........       (52)
  Accumulated net realized loss from sale of investments....   (24,975)
                                                              --------
TOTAL NET ASSETS............................................  $108,726
                                                              --------
NET ASSET VALUE PER SHARE...................................  $   8.37
                                                              ========

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Operations
For the six-month period ended January 31, 2005
(000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest income...........................................  $4,109
                                                              ------
EXPENSES:
  Investment advisory and management fees (Note 3)..........     322
  Legal and auditing fees...................................      38
  Custodian fees............................................       3
  Shareholders' notices and reports.........................      35
  Directors' fees and expenses..............................       1
  Exchange listing fees.....................................      13
  Other.....................................................       4
                                                              ------
  Total expenses............................................     416
                                                              ------
  Fees paid indirectly (Note 3).............................      (4)
                                                              ------
  Total net expenses........................................     412
                                                              ------
NET INVESTMENT INCOME.......................................   3,697
                                                              ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments..........................     245
  Net change in unrealized appreciation of investments......   5,366
                                                              ------
NET GAIN ON INVESTMENTS.....................................   5,611
                                                              ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $9,308
                                                              ======

6
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Changes in Net Assets
(000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

                                                              For the Six-Month
                                                                Period Ended      For the Year Ended
                                                              January 31, 2005      July 31, 2004
                                                              -----------------   ------------------
OPERATIONS:
  Net investment income.....................................      $  3,697             $  7,387
  Net realized gain (loss) on investments...................           245               (1,738)
  Net change in unrealized appreciation of investments......         5,366                5,413
                                                                  --------             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         9,308               11,062
                                                                  --------             --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (3,589)              (7,173)
                                                                  --------             --------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from 2 and 7 shares issued as a result of
     reinvested dividends, respectively.....................            14                   59
                                                                  --------             --------
TOTAL INCREASE IN NET ASSETS................................         5,733                3,948
NET ASSETS:
  Beginning of period.......................................       102,993               99,045
                                                                  --------             --------
  End of period.............................................      $108,726             $102,993
                                                                  ========             ========
Distributions in excess of net investment income............      $    (52)            $   (160)
                                                                  ========             ========

The accompanying notes are an integral part of this financial statement.

THE HARTFORD MUTUAL FUNDS, INC.
Notes to Financial Statements
January 31, 2005
($000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Income Shares Fund, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

  INDEMNIFICATIONS: Under the fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, the fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the fund, which are in accordance with U. S. generally accepted accounting principles:

  (a) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Realized security gains and losses are determined using the identified cost method. For the six-month period ended January 31, 2005, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

   Cost of purchases excluding U.S. Government
     obligations:                                    $3,820
   Sales proceeds excluding U.S. Government
     obligations:                                    $2,348
   Cost of purchases for U.S. Government
     obligations:                                    $1,480
   Sales proceeds for U.S. Government obligations:   $2,591

  (b) SECURITY VALUATION -- Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

  Equity securities are valued at the last sales price or official closing price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded on the Statement of Operations and accumulated in net assets.

  The fund generally uses market prices in valuing portfolio securities, but may use fair value estimates, under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the foreign exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. For substantially each determination of net asset value per share, the fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

  Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

  (c) REPURCHASE AGREEMENTS -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by the fund's custodian in book entry form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the fund's custodian in book entry or physical form in the custodial account of the fund. As of January 31, 2005, there were no outstanding repurchase agreements.

  (d) CREDIT RISK -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

  (e) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 2005, there were no outstanding when-issued or forward commitments.

  (f) FEDERAL INCOME TAXES -- For federal income tax purposes, the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

  Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

THE HARTFORD MUTUAL FUNDS, INC.
Notes to Financial Statements
January 31, 2005
($000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

  dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

  The tax character of distributions paid for the year ended July 31, 2004 was ordinary income in the amounts of $7,173.

  As of July 31, 2004, the components of distributable earnings on a tax basis are as follows:

                                                  July 31,
                                                    2004
                                                  --------
  Undistributed ordinary income.................  $    454
  Accumulated gain(loss)........................   (25,162)
  Unrealized appreciation (depreciation)........    10,291
                                                  --------
  Total accumulated earnings....................  $(14,417)
                                                  --------

  The difference between book-basis and tax-basis unrealized appreciation is attributable to tax deferral of wash sales and differing treatments for the interest accrual on defaulted securities.

  For federal income tax purposes, the fund had capital loss carryover of $23,203 at July 31, 2004, which, if not offset by subsequent capital gains, will expire in 2005 through 2012 as follows:

  Carryover                                    Year Expires
  ---------                                    ------------
  $ 287......................................      2005
    993......................................      2007
   5,416.....................................      2008
   5,061.....................................      2009
   4,710.....................................      2010
   1,710.....................................      2011
   5,026.....................................      2012

  The fund elected to defer its realized capital losses for the period subsequent to October 31 in the amount of $1,959. These losses will be recognized on the first day of the next fiscal year.

  (g) RESTRICTED SECURITIES -- At January 31, 2005, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 2005, was $1,020, which represents 0.94% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included in the 15% limitation specified above.

  (h) DIVIDEND REINVESTMENT PLAN -- A shareholder may choose to have his or her dividends and capital gains distributions reinvested in additional whole or fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

  Shareholders will automatically receive their dividends and capital gains distributions in cash, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (See page 12). Notice to initiate or to terminate this plan must be received by Hartford Administrative Services 15 days prior to the dividend date for which it is to become effective.

  (i) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. EXPENSES:

   (a) PAYMENTS TO RELATED PARTIES -- Hartford Investment Financial Services, LLC ("HIFSCO") is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

  As adviser for the fund, HIFSCO has retained Hartford Investment Management Company ("Hartford Investment") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the fund's Board of Directors. Pursuant to the sub-advisory agreement, Hartford Investment will regularly provide the fund with investment research, advice and supervision and furnish an investment program consistent with the fund's investment objectives and policies, including the purchase, retention and disposition of securities.

  The Hartford Financial Services Group, Inc. ("The Hartford") and its subsidiaries provide facilities and office equipment and perform certain services for the fund, including fund accounting and financial reporting. Certain officers of the fund are directors and/or officers of HIFSCO, Hartford Investment and/or The Hartford or its subsidiaries. No officer of the fund receives any compensation directly from the fund. Hartford Administrative Services Company ("HASCO") a wholly owned subsidiary of The Hartford, provides transfer agent services to the fund.

  (b) EXPENSE OFFSET -- The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six-month period ended January 31, 2005, the custodian fee offset arrangement reduced expenses by $4. The total expense reduction represents an effective annual rate of 0.004% of the funds average total net assets. This amount is included on the fees paid indirectly line of the Statement of Operations.

  (c) OTHER RELATED PARTY TRANSACTIONS -- For the six month period ended January 31, 2005, Hartford Fire was reimbursed $@@@ for legal expenses on behalf of the fund.

@@@Due to the presentation of financial statements in thousands, the dollars round to zero.

THE HARTFORD MUTUAL FUNDS, INC.
Notes to Financial Statements
January 31, 2005
($000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                                  Year Ended July 31,
                                                       --------------------------------------------------------------------------
                                                        2005**           2004        2003        2002       2001@@@        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................  $   7.93        $   7.63     $  6.66     $  7.95     $   8.17     $   8.60
Operations:
  Investment income - net............................       .28             .56         .58         .64          .67          .70
  Net realized and unrealized gain (loss) on
    investments......................................       .44             .29         .99       (1.29)        (.20)        (.44)
                                                       --------        --------     -------     -------     --------     --------
Total from operations................................       .72             .85        1.57        (.65)         .47          .26
                                                       --------        --------     -------     -------     --------     --------
Distributions to shareholders:
  From investment income - net.......................      (.28)           (.55)       (.60)       (.64)        (.69)        (.69)
                                                       --------        --------     -------     -------     --------     --------
Net assets value, end of period......................  $   8.37        $   7.93     $  7.63     $  6.66     $   7.95     $   8.17
                                                       --------        --------     -------     -------     --------     --------
Per-share market value, end of period................  $   7.65        $   7.33     $  6.99     $  6.80     $   7.94     $   7.63
Total investment return, market value @..............      8.15%          12.75%      11.63%      (6.72%)      13.55%       (1.59%)
Total investment return, net asset value @@..........      9.32%          11.69%      24.36%      (8.75%)       6.18%        4.10%
Net Assets end of year (000s omitted)................  $108,726        $102,993     $99,045     $85,772     $101,319     $103,464
Ratio of gross expenses to average monthly net
  assets.............................................       .78%*           .82%        .86%        .80%         .77%         .77%
Ratio of net expenses to average monthly net
  assets.............................................       .77%*           .82%        .86%        .80%         .77%         .77%
Ratio of net investment income to average monthly net
  assets.............................................      6.90%*          7.05%       7.93%       8.45%        8.38%        8.42%
Portfolio turnover rate..............................         5%             13%         34%         23%          57%          65%

*    Annualized.

**   For the six-month period ended January 31, 2005.

@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@@ Effective April 2, 2001, the adviser was changed from Fortis Advisers, Inc. to Hartford Investment Financial Services, LLC.

DIRECTORS AND OFFICERS (UNAUDITED)

The Board of Directors is responsible for protecting the interests of shareholders and overseeing the management of the fund. The Board may exercise all powers of the fund, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the fund pursuant to the Investment Company Act of 1940. Each officer and two of the fund's directors, as noted in the chart below, are "interested" persons of the fund. Except for Mr. Znamierowski, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 77 funds. Mr. Znamierowski oversees 58 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Currently, all of the funds have the same officers. Correspondence may be sent to directors and officers c/o The Hartford Income Shares Fund, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Mr. Beltz may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the fund and date first elected or appointed, principal occupation, and, for directors, other directorships held.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of the Atlantic Whitehall Funds and The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 64) Director since 1986, Chairman of the Board since 2004, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2002, Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

PHILLIP O. PETERSON (age 60) Director since 2000, Chairman of the Audit
Committee
     Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

MILLARD H. PRYOR, JR. (age 71) Director 2002
     Mr. Pryor has served as Managing Director of Pryor & Clark Company (real estate investment), Hartford, Connecticut, since June 1992. Mr. Pryor is a Director of Infodata Systems, Inc. (software company) and CompuDyne Corporation (security products and services).

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford. Mr. Marra served as Chairman of the Board of Funds from 2002 thru 2004.

LOWNDES A. SMITH (age 65) Director since 2002
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

OTHER OFFICERS

DAVID M. ZNAMIEROWSKI (age 44) President since 2001
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment") and Executive Vice President and Chief Investment Officer of Hartford Life Insurance Company, HIFSCO, HL Advisors and The Hartford.

ROBERT W. BELTZ, JR. (age 55) Vice President, 1993
     Mr. Beltz currently serves as Vice President, Securities Operations of Hartford Administrative Services Company ("HASCO"). Since December 2001, he has served as Assistant Vice President of Hartford Life Insurance Company.

WILLIAM H. DAVISON, JR. (age 47) Vice President, 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President, Controller and Treasurer, 1993
     Ms. Fagely has been a Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO. Since December 2001, she has served as Assistant Vice President of Hartford Life Insurance Company. In addition, she is Controller of HIFSCO.

BRUCE FERRIS (age 49) Vice President, 2002
     Mr. Ferris serves as Senior Vice President and a Director of Sales and Marketing in the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member of HL Advisors.

MARY JANE FORTIN (age 40) Vice President, 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life. She joined Hartford Life in 1997.

GEORGE R. JAY (age 52) Vice President, 2001, Chief Compliance Officer
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company and as Director of Broker-Dealer Compliance.

STEPHEN T. JOYCE (age 45) Vice President, 2001
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Products Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President, 2001
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors. He joined The Hartford in 1995.

JOHN C. WALTERS (age 43) Vice President, 2001
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

INVESTMENT ADVISER                             Hartford Investment Financial Services, LLC
                                               P.O. Box 1744, Hartford, CT 06144-1744
DIVIDEND DISBURSING AGENT                      Hartford Administrative Services Company
                                               P.O. Box 64387, St. Paul, MN 55164
REGISTRAR                                      Wells Fargo Bank, N.A.
                                               Minneapolis, Minnesota
CUSTODIAN                                      State Street Bank and Trust Company
                                               Boston, Massachusetts
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  Ernst & Young LLP
                                               Minneapolis, Minnesota

MARKET PRICE    The Hartford Income Shares Fund, Inc. is listed on
                the New York Stock Exchange with the Ticker symbol
                "HSF". The market price is carried daily in the financial pages of most newspapers and carried on Monday in the "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name "HrtfrdIncoFd".

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and a record of how the fund voted any proxies for the twelve month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                    QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

Shareholders of The Hartford Income Shares Fund, Inc. (the "fund") addressed and approved the following proposals at an annual meeting held on December 15, 2004.

1. To elect the following seven nominees:

                                                                 For       Withhold
                                                              ----------   --------
Lynn S. Birdsong............................................  10,895,079   184,227
Robert M. Gavin, Jr. .......................................  10,908,366   170,940
Duane E. Hill...............................................  10,882,487   196,818
Phillip O. Peterson.........................................  10,898,243   181,063
Millard H. Pryor, Jr. ......................................  10,896,779   182,527
Thomas M. Marra.............................................  10,905,177   174,128
Lowndes A. Smith............................................  10,901,929   177,376

2. To ratify the selection by the Board of Directors of the fund of Ernst & Young LLP as independent registered public accounting firm for the Company for the fiscal year ending July 31, 2005.

   For       Against   Abstain
----------   -------   -------
10,904,416   75,056    99,833

                                    UNDERWRITTEN AND DISTRIBUTED THROUGH
                                    Hartford Investment Financial Services, LLC
                                    200 Hopmeadow Street
                                    Simsbury, CT 06070

                                    INVESTMENT MANAGER
                                    Hartford Investment Financial Services, LLC
                                    200 Hopmeadow Street
                                    Simsbury, CT 06070

                                    INVESTMENT SUB-ADVISER
                                    Hartford Investment Management Company
                                    55 Farmington Avenue
                                    Hartford, CT 06105


THE HARTFORD INCOME SHARES FUND, INC.             PRESORTED
P.O. Box 64387                                     STANDARD
St. Paul, MN 55164-0387                       U.S. POSTAGE PAID
                                               FARMINGDALE, NY
                                                PERMIT NO. 225


HTFDINC-2-05   Printed in U.S.A. (C) 2005 The Hartford, Hartford, CT 06115

                                                                 [Hartford Logo]

ITEM 2. CODE OF ETHICS.

         Not applicable to this semi-annual filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to this semi-annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS

         The Schedule of Investments is included as part of this semi-annual report filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this semi-annual filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

INCOME SHARES FUND

                                 Total                  Average             Shares purchased         Maximum number of
          Period                 SHARES                Price Paid          as part of public         of shares that may
                               PURCHASED               per share             announced plan           yet be purchased
 ----------------------------------------------------------------------------------------------------------------------

         8/1/2004                12,413                  7.4110                    0                         0

         9/2/2004                12,337                  7.6188                    0                         0

         10/2/2004               11,985                  7.7591                    0                         0

         11/3/2004               11,789                  7.8886                    0                         0

         12/1/2004               12,059                  7.6287                    0                         0

         1/2/2005                11,911                  7.7239                    0                         0

                          ---------------------
           Total                 72,494

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There have been no material changes to the procedures of the Nominating Committee policy since registrant's last disclosure in response to this requirement.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

        12(a)(2) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

          (b)     Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          THE HARTFORD INCOME SHARES FUND, INC.


Date:  March 11, 2005                     By: /s/ John C. Walters
                                             --------------------
                                               John C. Walters
                                               Its: President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  March 11, 2005                     By: /s/ John C. Walters
                                              -------------------
                                               John C. Walters
                                               Its: President


Date:  March 11, 2005                     By: /s/ Tamara L. Fagely
                                             ---------------------
                                               Tamara L. Fagely
                                               Its: Vice President, Controller
                                                 and Treasurer

                                  EXHIBIT LIST


99.CERT         12(a)(2)     Certifications

                             (i) Section 302 certification of principal executive officer

                             (ii) Section 302 certification of principal financial officer

99.906CERT      12(b)        Section 906 certification of principal executive officer and principal financial officer